Shareholder Report, Average Annual Return (Details) 511290_LKCM Fixed Income Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LKCM Fixed Income Fund
Average Annual Return, Percent	6.66%	1.40%	2.41%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg Intermediate Government/Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate Government/Credit Bond Index
Average Annual Return, Percent	6.97%	0.96%	2.29%